Parent Company Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
The following table presents the parent company only financial information of MUFG:
Condensed Balance Sheets

	As of March 31,
	2022	2023
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥231,389	¥173,603
Investments in subsidiaries and affiliated companies	16,504,756	16,834,133
Banking subsidiaries	11,731,745	11,893,171
Non-banking subsidiaries and affiliated companies	4,773,011	4,940,962
Loans to subsidiaries	10,062,030	12,841,655
Banking subsidiaries	9,516,847	12,225,477
Non-banking subsidiaries	545,183	616,178
Other assets	266,773	229,005
Total assets	¥27,064,948	¥30,078,396
Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,146,147	¥1,291,660
Long-term debt from non-banking subsidiaries and affiliated companies	24,535	15,591
Long-term debt	10,055,876	12,792,670
Other liabilities	233,322	215,129
Total liabilities	11,459,880	14,315,050
Total shareholders’ equity	15,605,068	15,763,346
Total liabilities and shareholders’ equity	¥27,064,948	¥30,078,396

Condensed Statements of Income
Condensed Statements of Operations

	Fiscal years ended March 31,
	2021	2022	2023
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥404,064	¥586,108	¥605,115
Banking subsidiaries	317,453	419,691	407,630
Non-banking subsidiaries and affiliated companies	86,611	166,417	197,485
Management fees from subsidiaries	35,095	34,957	35,052
Interest income from subsidiaries	174,816	183,679	273,536
Foreign exchange gains—net	1,089	6,851	3,465
Trading account profits (losses)—net	(18,285)	(4,059)	28,970
Gains on sales of investment in subsidiaries and affiliated companies—net	95	—	17,748
Other income	12,552	11,732	13,255
Total income	609,426	819,268	977,141
Expense:
Operating expenses	37,567	40,158	44,149
Interest expense to subsidiaries and affiliated companies	11,415	12,256	15,442
Interest expense	159,057	167,057	256,333
Other expense	8,164	7,154	6,496
Total expense	216,203	226,625	322,420
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	727,257	(667,088)	(35,857)
Income (loss) before income tax expense	1,120,480	(74,445)	618,864
Income tax expense	3,182	8,875	18,956
Net income (loss)	¥1,117,298	¥(83,320)	¥599,908

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2021	2022	2023
	(in millions)
Operating activities:
Net income (loss)	¥1,117,298	¥(83,320)	¥599,908
Adjustments and other	(568,317)	653,768	9,733
Net cash provided by operating activities	548,981	570,448	609,641
Investing activities:
Proceeds from sales of investment in subsidiaries and affiliated companies	35,081	136	41,125
Purchase of equity investment in subsidiaries and an affiliated company	—	(1,000)	—
Net increase in loans to subsidiaries	(462,208)	(257,619)	(2,204,831)
Other—net	(11,531)	(9,413)	(7,791)
Net cash used in investing activities	(438,658)	(267,896)	(2,171,497)
Financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	(49,058)	(61,415)	145,513
Proceeds from issuance of long-term debt	831,121	1,625,173	3,833,878
Repayment of long-term debt	(514,436)	(1,369,254)	(1,630,695)
Repayment of long-term debt to affiliated companies	(10,500)	—	—
Proceeds from sales of treasury stock	1	—	—
Payments for acquisition of treasury stock	(13)	(150,017)	(450,019)
Dividends paid	(321,772)	(334,620)	(380,447)
Other—net	(1,954)	(10,410)	(14,160)
Net cash provided by (used in) financing activities	(66,611)	(300,543)	1,504,070
Net increase (decrease) in cash and cash equivalents	43,712	2,009	(57,786)
Cash and cash equivalents at beginning of fiscal year	185,668	229,380	231,389
Cash and cash equivalents at end of fiscal year	¥229,380	¥231,389	¥173,603